Invested assets and net new money (Detail 2) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	$ 4,505	$ 3,981
Net new money	81	112
Market movements	497	379
Foreign currency translation	(126)	69
Other effects	(23)	(37)
of which: acquisitions / (divestments)	(4)	(25)
Total invested assets at the end of the year	6,087	$ 4,505
Merger with Credit Suisse AG
Development Of Invested Assets [Line Items]
Invested assets recognized upon the mergers with Credit Suisse entities	$ 1,153